ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 67.8%
	AEROSPACE & DEFENSE — 4.9%
775,000	Northrop Grumman Corporation		2.9300	01/15/25	$ 771,515
565,000	Raytheon Technologies Corporation		3.9500	08/16/25	561,769
154,000	RTX Corporation		3.1500	12/15/24	153,569
792,000	Textron, Inc.		3.8750	03/01/25	788,121
					2,274,974
	BANKING — 13.2%
923,000	Bank of America NA		5.6500	08/18/25	930,721
840,000	Citibank NA		5.8640	09/29/25	849,255
123,000	Fifth Third Bancorp		2.3750	01/28/25	122,206
780,000	Fifth Third Bancorp		3.9500	07/28/25	774,965
61,000	JPMorgan Chase & Company		3.1250	01/23/25	60,769
625,000	JPMorgan Chase & Company		3.9000	07/15/25	622,288
806,000	KeyBank NA		4.1500	08/08/25	800,383
93,000	PNC Financial Services Group, Inc. (The)		2.2000	11/01/24	93,000
730,000	Synchrony Bank		5.4000	08/22/25	730,453
295,000	Truist Bank		1.5000	03/10/25	291,540
56,000	Truist Financial Corporation		4.0000	05/01/25	55,787
345,000	Truist Financial Corporation		3.7000	06/05/25	342,836
395,000	Wells Fargo Bank NA		5.5500	08/01/25	397,400
					6,071,603
	BEVERAGES — 1.8%
297,000	Constellation Brands, Inc.		4.7500	11/15/24	296,940
517,000	PepsiCo, Inc.(a)	SOFRINDX + 0.400%	5.5200	11/12/24	517,055
					813,995
	BIOTECH & PHARMA — 8.6%
715,000	AbbVie, Inc.		3.8000	03/15/25	712,268
715,000	Amgen, Inc.		5.2500	03/02/25	715,831
463,000	Bristol-Myers Squibb Company		4.9500	02/20/26	466,102
292,000	Gilead Sciences, Inc.		3.5000	02/01/25	290,951
939,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/25	938,475
161,000	Zoetis, Inc.		4.5000	11/13/25	160,604
687,000	Zoetis, Inc.		5.4000	11/14/25	691,530
					3,975,761

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 67.8% (Continued)
	CHEMICALS — 1.1%
493,000	Sherwin-Williams Company (The)	3.3000	02/01/25	$ 490,366

	E-COMMERCE DISCRETIONARY — 1.2%
551,000	Amazon.com, Inc.	4.7000	11/29/24	550,937

	ELECTRIC UTILITIES — 3.2%
698,000	Dominion Energy, Inc.	3.9000	10/01/25	692,923
668,000	NextEra Energy Capital Holdings, Inc.	6.0510	03/01/25	670,243
130,000	NextEra Energy Capital Holdings, Inc.	4.4500	06/20/25	129,680
				1,492,846
	ELECTRICAL EQUIPMENT — 3.2%
134,000	Carrier Global Corporation	2.2420	02/15/25	132,974
546,000	Johnson Controls International plc	3.9000	02/14/26	539,856
802,000	Trane Technologies Financing Ltd.	3.5500	11/01/24	802,000
				1,474,830
	FOOD — 3.5%
923,000	Campbell Soup Company	3.9500	03/15/25	919,130
699,000	General Mills, Inc.	4.0000	04/17/25	696,268
				1,615,398
	HEALTH CARE FACILITIES & SERVICES — 3.1%
839,000	Cigna Group (The)	3.2500	04/15/25	833,084
588,000	Quest Diagnostics, Inc.	3.5000	03/30/25	584,618
				1,417,702
	INSTITUTIONAL FINANCIAL SERVICES — 3.1%
615,000	Goldman Sachs Group, Inc. (The)	5.7000	11/01/24	615,000
44,000	Goldman Sachs Group, Inc. (The)	3.5000	01/23/25	43,858
232,000	Goldman Sachs Group, Inc. (The)	3.5000	04/01/25	230,790
47,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	46,743
162,000	Morgan Stanley	4.0000	07/23/25	161,309
317,000	Morgan Stanley	3.8750	01/27/26	314,177
				1,411,877
	INTERNET MEDIA & SERVICES — 0.4%
190,000	Netflix, Inc.	5.8750	02/15/25	190,562

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 67.8% (Continued)
	LEISURE FACILITIES & SERVICES — 2.4%
521,000	Hyatt Hotels Corporation	5.3750	04/23/25	$ 521,421
600,000	Marriott International, Inc.	3.7500	03/15/25	597,250
				1,118,671
	MEDICAL EQUIPMENT & DEVICES — 2.4%
1,098,000	Becton Dickinson & Company	3.7340	12/15/24	1,095,956

	REAL ESTATE INVESTMENT TRUSTS — 1.6%
691,000	Host Hotels & Resorts, L.P.	4.0000	06/15/25	686,015
37,000	Realty Income Corporation	3.8750	04/15/25	36,857
11,000	Realty Income Corporation	4.6250	11/01/25	10,992
				733,864
	RETAIL - DISCRETIONARY — 3.4%
163,000	Lowe's Companies, Inc.	4.0000	04/15/25	162,425
658,000	Lowe's Companies, Inc.	4.4000	09/08/25	656,628
737,000	Ross Stores, Inc.	4.6000	04/15/25	736,222
				1,555,275
	SOFTWARE — 2.1%
999,000	Oracle Corporation	2.5000	04/01/25	989,118

	SPECIALTY FINANCE — 2.1%
245,000	American Express Company	3.6250	12/05/24	244,974
76,000	American Express Company	2.2500	03/04/25	75,335
183,000	American Express Company	3.9500	08/01/25	182,104
46,000	Capital One Financial Corporation	3.2000	02/05/25	45,775
435,000	Capital One Financial Corporation	4.2000	10/29/25	431,862
				980,050
	TECHNOLOGY HARDWARE — 0.3%
128,000	Apple, Inc.	2.7500	01/13/25	127,493

	TECHNOLOGY SERVICES — 1.4%
659,000	International Business Machines Corporation	4.0000	07/27/25	655,549

	TELECOMMUNICATIONS — 1.8%
160,000	AT&T, Inc.	5.5390	02/20/26	159,986

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 67.8% (Continued)
	TELECOMMUNICATIONS — 1.8% (Continued)
163,000	Verizon Communications, Inc.	3.5000	11/01/24	$ 163,000
523,000	Verizon Communications, Inc.	3.3760	02/15/25	520,572
				843,558
	TOBACCO & CANNABIS — 2.5%
158,000	Altria Group, Inc.	2.3500	05/06/25	155,938
969,000	Philip Morris International, Inc.	5.1250	11/15/24	969,048
				1,124,986
	TRANSPORTATION & LOGISTICS — 0.5%
239,000	Penske Truck Leasing Company LP / PTL Finance(b)	3.9500	03/10/25	237,994

	TOTAL CORPORATE BONDS (Cost $31,143,223)			31,243,365

		Yield Rate (%)
	U.S. GOVERNMENT & AGENCIES — 33.5%
	U.S. TREASURY BILLS — 25.0%
2,565,000	United States Treasury Bill(c)	4.0500	11/07/24	2,563,010
970,000	United States Treasury Bill(c)	4.3300	11/12/24	968,620
145,000	United States Treasury Bill(c)	4.5500	12/19/24	144,120
3,375,000	United States Treasury Bill(c)	4.4900	01/07/25	3,346,986
1,101,000	United States Treasury Bill(c)	4.5000	01/21/25	1,089,990
820,000	United States Treasury Bill(c)	4.5100	02/11/25	809,701
1,000,000	United States Treasury Bill(c)	4.4600	03/06/25	984,827
1,650,000	United States Treasury Bill(c)	4.4700	03/13/25	1,623,560
				11,530,814

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 33.5% (Continued)
	U.S. TREASURY NOTES — 8.5%
2,350,000	United States Treasury Note		4.5000	11/30/24	$ 2,349,539
500,000	United States Treasury Note		4.6250	02/28/25	500,072
1,075,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.125%	4.6870	07/31/25	1,074,490
					3,924,101

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $15,451,020)				15,454,915

	TOTAL INVESTMENTS - 101.3% (Cost $46,594,243)				$ 46,698,280
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%				(577,943)
	NET ASSETS - 100.0%				$ 46,120,337

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SOFRINDX	- United States SOFR Secured Overnight Financing Rate Index
USBMMY3M	- US Treasury 3 Month Bill Money Market Yield
(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is $237,994 or 0.5% of net assets.
(c)	Zero coupon bond.